Cash and cash equivalents (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash at bank and on hand	SFr 18,695,040	SFr 26,889,923
Short term deposits in USD		4,646,880
Total cash and cash equivalents	SFr 18,695,040	SFr 31,536,803	SFr 41,670,158	SFr 2,579,248
Percentage of cash and cash equivalents	100.00%	100.00%
Cash on hand	SFr 157	SFr 157
Short-term deferred income	86,481	165,389
P-1 / A-1
Cash and cash equivalents
Balances with banks	SFr 18,694,883	SFr 31,536,646
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	60.53%	64.31%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	38.70%	35.03%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	0.63%	0.26%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	0.14%	0.40%